UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		July 6, 2009
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	47
Form 13F Information Table Value Total:	$158,005 (in thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APACHE CORP	COM	037411105	391	6100	SH		SOLE		6100
APPLE INC	COM	37833100	326	3100	SH		SOLE		3100
ENCANA CORP	COM	292505104	219	5400	SH		SOLE		5400
EXPS SCR	COM	302182100	61	1325	SH		SOLE		1325
HEW PACK	COM	428236103	256	8000	SH		SOLE		8000
ISH COM GLD	ETF	464285105	768	8500	SH		SOLE		8500
ISH BRAZ	ETF	464286400	2393	63500	SH		SOLE		63500
ISHAR EMU	ETF	464286608	1936	79000	SH		SOLE		79000
ISH PAC J	ETF	464286665	14494	588450	SH		SOLE		588450
ISH MEX INV	ETF	464286822	1130	41500	SH		SOLE		41500
ISH XINHUA	ETF	464287184	4905	171950	SH		SOLE		171950
ISH TRANS AVE	ETF	464287192	700	14650	SH		SOLE		14650
ISH EMERGING	ETF	464287234	38424	1548750	SH		SOLE		1548750
ISH S&P N A N	ETF	464287374	947	40100	SH		SOLE		40100
ISH TOPIX 150	ETF	464287382	1605	47000	SH		SOLE		47000
ISH LAT AM 40	ETF	464287390	21256	829000	SH		SOLE		829000
ISH EAFE	ETF	464287465	20133	535600	SH		SOLE		535600
ISH MID GRWTH	ETF	464287481	1294	43000	SH		SOLE		43000
ISHAR MID	ETF	464287499	945	17500	SH		SOLE		17500
ISH COHEN & S	ETF	464287564	9244	333000	SH		SOLE		333000
ISH R1000G	ETF	464287614	206	5875	SH		SOLE		5875
ISH R2000V	ETF	464287630	1223	31000	SH		SOLE		31000
ISH 2000G	ETF	464287648	506	11000	SH		SOLE		11000
ISH R2000	ETF	464287655	336	8000	SH		SOLE		8000
ISH US REAL	ETF	464287739	8656	340000	SH		SOLE		340000
ISH US ERGY	ETF	464287796	672	26500	SH		SOLE		26500
ISH BASIC 	ETF	464287838	709	20200	SH		SOLE		20200
ISH  EUR	ETF	464287861	3965	155000	SH		SOLE		155000
MICROSOFT	COM	594918104	184	10004	SH		SOLE		10004
OIL SVC HLDR	ADR	678002106	349	4700	SH		SOLE		4700
SCHLUMBERGER	COM	806857108	230	5650	SH		SOLE		5650
VAN INTL EQ	ETF	922042775	998	35500	SH		SOLE		35500
VAN INTL EQ	ETF	922042866	1147	30500	SH		SOLE		30500
DEVON ENG	COM	25179M103	244	5450	SH		SOLE		5450
GLDMAN SCHS GRP	COM	38141G104	249	2350	SH		SOLE		2350
GOOGLE INC CL A	COM	38259P508	569	1635	SH		SOLE		1635
JPM CHASE 	COM	46625H100	226	8500	SH		SOLE		8500
MONSANTO	COM	61166W101	648	7800	SH		SOLE		7800
RANGE RES	COM	75281A109	500	12150	SH		SOLE		12150
SBC COMMUN	COM	78387GAP8	2157	2150000	SH		SOLE		2150000
SPDR UNIT SER 1	ETF	78462F103	561	7061	SH		SOLE		7061
SPDR LATAM	ETF	78463X707	421	10500	SH		SOLE		10500
SPDR INTL REAL	ETF	78463X863	552	25000	SH		SOLE		25000
SPDR WLSH REIT	ETF	78464A607	7648	289800	SH		SOLE		289800
SPDR OIL & GAS	ETF	78464A730	2128	80000	SH		SOLE		80000
ENERG SPDR 	ETF	81369Y506	465	10950	SH		SOLE		10950
US OIL CO	CON	91232N108	378	13000	SH		SOLE		13000
VISA COMP	COM	92826C839	651	11700	SH		SOLE		11700
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